CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS	12. Cash and Cash Equivalents
($ millions)	December 31 2020	December 31 2019

Cash	1 523	1 232

Cash equivalents	362	728

	1 885	1 960